Shareholders’ equity (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Shareholders Equity Details 1
Share capital	€ 4,005	€ 4,005
Legal reserve	959	959
Reserve for treasury shares	581	581
Reserve related to the fair value of cash flow hedging derivatives net of the tax effect	183	189
Reserve related to the fair value of available-for-sale securities net of the tax effect		4
Reserve related to the defined benefit plans net of tax effect	(114)	(112)
Other reserves	280	211
Cumulative currency translation differences	4,818	10,319
Treasury shares	581	581
Retained earnings	35,966	40,367
Interim dividend	(1,441)	(1,441)
Net profit (loss) for the year	3,374	(1,464)
Equity attributable to owners of parent	€ 48,030	€ 53,037